DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

August 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Government & Agency Securities Portfolio (formerly known as Deutsche Government & Agency Securities Portfolio) and DWS Tax-Exempt Portfolio (formerly known as Deutsche Tax-Exempt Portfolio) (the “Funds”), each a series of Cash Account Trust (the “Trust”) (Reg. Nos. 033-32476, 811-05970)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on July 30, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1705.

Sincerely yours,

/s/ Anne Marie Duffy

Anne Marie Duffy

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.